INTANGIBLE ASSETS, NET	12 Months Ended
Dec. 31, 2018
Finite-Lived Intangible Assets, Net [Abstract]
INTANGIBLE ASSETS, NET
NOTE 8	-	INTANGIBLE ASSETS, NET

	US dollars
	December 31,	September 13,	Year ended December 31,			December 31,
	2017	2018	2018			2018
(in thousands)	Opening balance	Acquisition of subsidiary	amortization	Additions	Translation differences	Closing balance
Costumer relationship	-	24,696	(540)	-	(23)	24,133
Technology	-	11,286	(556)	1,578	(23)	12,285
Others	38	2,601	(84)	90	(23)	2,622
	38	38,583	(1,180)	1,668	(69)	39,040

As of December 31, 2018, the estimated aggregate amortization of intangible assets for the next five years is as follows: 2019- US$ 6,488 thousand, 2020- US$ 6,488 thousand, 2021- US$ 6,488 thousand, 2022- US$ 6,488 thousand and 2023 – US$ 5,922 thousand.